Loan Payable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Proceeds received from loan	$ 36,652
Repayment of loans	161,267
Loan payable	164,556	$ 153,198
Loan received, payable
Proceeds received from loan	36,652
Repayment of loans	$ 161,267